Events after the reporting date (Details) - Agreements with Genzyme for NK Cell engages € in Millions	1 Months Ended
Mar. 31, 2023 EUR (€)
Disclosure of non-adjusting events after reporting period [table]
Milestone payment received	€ 25.0
Agreements with Genzyme for NK Cell engages
Disclosure of non-adjusting events after reporting period [table]
Milestone payment received	€ 25.0